Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Summary of long term debt
	March 31, 2013	December 31, 2012
Loan Payable (Hidroflot and Zenith Equity Group)	$1,016,098	$1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$577,359	$702,183

Summary of equal monthly installment of debt payment
	Total Payment	Unrealized Interest	Principal
	$	$	$

2013	342,665	28,751	313,915
2014	259,577	7,394	252,183

Total	602,242	36,145	566,098

Summary of principal repayments of long term debt
$

2013	313,915
2014	252,183
2015	450,000

Total	1,016,098